Goodwill and intangible assets - Summary of Goodwill and Indefinite-Life Intangible Assets Held in Significant CGUs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 17,709	€ 22,311
Indefinite-life intangible assets	16,500	17,900
Total Significant CGUs
Disclosure of detailed information about intangible assets [line items]
Goodwill	17,700	22,300
Indefinite-life intangible assets	7,800	8,900
Beauty & Wellbeing
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,500	5,000
Beauty & Wellbeing | North America
Disclosure of detailed information about intangible assets [line items]
Indefinite-life intangible assets	900	1,000
Personal Care
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,500	4,200
Home Care
Disclosure of detailed information about intangible assets [line items]
Goodwill	800	900
Foods
Disclosure of detailed information about intangible assets [line items]
Goodwill	7,900	8,600
Foods | India and Nepal
Disclosure of detailed information about intangible assets [line items]
Indefinite-life intangible assets	2,500	3,000
Ice Cream
Disclosure of detailed information about intangible assets [line items]
Goodwill	0	3,600
Goodwill derecognised through demerger	3,300
Prestige
Disclosure of detailed information about intangible assets [line items]
Indefinite-life intangible assets	2,900	3,200
Wellbeing
Disclosure of detailed information about intangible assets [line items]
Indefinite-life intangible assets	1,500	1,700
Other
Disclosure of detailed information about intangible assets [line items]
Indefinite-life intangible assets	€ 8,700	€ 9,000